Vanguard® Target Maturity 2036 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.1%)
Communications (11.1%)
	Airbnb Inc.	5.250%	3/16/2036	33	33
	Alphabet Inc.	4.800%	2/15/2036	174	171
	AT&T Inc.	5.125%	4/30/2036	51	50
	AT&T Inc.	5.250%	10/30/2036	72	71
	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	27	27
	Booking Holdings Inc.	5.375%	5/7/2036	31	31
	Comcast Corp.	3.200%	7/15/2036	41	34
	Expedia Group Inc.	5.500%	4/15/2036	41	40
	Meta Platforms Inc.	5.250%	5/15/2036	246	244
	Omnicom Group Inc.	5.300%	6/2/2036	25	24
[1]	Space Exploration Technologies Corp.	5.875%	7/15/2036	246	243
	Telefonica Emisiones SA	7.045%	6/20/2036	82	91
	T-Mobile USA Inc.	5.000%	2/15/2036	47	46
	Verizon Communications Inc.	4.272%	1/15/2036	53	49
	Verizon Communications Inc.	5.000%	1/15/2036	92	90
	Vodafone Group plc	5.350%	6/18/2036	41	41
	Walt Disney Co.	4.625%	3/14/2036	41	40
	WPP 2025 LLC	6.500%	3/30/2036	25	24
					1,349
Consumer Discretionary (4.4%)
	Amazon.com Inc.	4.875%	3/13/2036	246	242
	American Honda Finance Corp.	5.100%	1/8/2036	21	21
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	40	41
	General Motors Co.	6.600%	4/1/2036	47	50
	General Motors Financial Co. Inc.	5.450%	1/8/2036	30	30
	McDonald's Corp.	5.000%	2/13/2036	32	32
	O'Reilly Automotive Inc.	5.100%	3/12/2036	35	35
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	62	61
[2]	Toyota Motor Credit Corp.	4.800%	1/11/2036	21	20
					532
Consumer Staples (4.7%)
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	219	213
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	25	24
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	26	26
	Clorox Co.	5.250%	5/15/2036	23	23
	Diageo Capital plc	5.875%	9/30/2036	25	27
	JBS NV	5.500%	1/15/2036	51	51
[1]	Maple Parent Holdings Corp.	5.700%	3/26/2036	29	29
	Molson Coors Beverage Co.	5.500%	7/8/2036	41	41
	Philip Morris International Inc.	4.875%	4/29/2036	31	30
	Sysco Corp.	4.950%	3/25/2036	27	26
	Target Corp.	5.250%	2/15/2036	21	21
	Tyson Foods Inc.	4.950%	2/20/2036	21	21
	Walmart Inc.	4.750%	4/30/2036	36	36
					568
Energy (8.2%)
	Antero Resources Corp.	5.400%	2/1/2036	29	29
	Baker Hughes Holdings LLC	5.000%	6/15/2036	82	80
	Boardwalk Pipelines LP	5.375%	2/15/2036	23	23
	Cenovus Energy Inc.	5.400%	3/20/2036	21	21
[1]	Cheniere Energy Inc.	5.200%	7/30/2036	41	40
[1]	Cheniere Energy Partners LP	5.350%	11/30/2036	41	41
	Enbridge Inc.	5.450%	3/27/2036	41	41
	Energy Transfer LP	5.350%	1/15/2036	41	41
	Enterprise Products Operating LLC	5.200%	1/15/2036	62	62
	EOG Resources Inc.	5.350%	1/15/2036	51	52
	MPLX LP	5.300%	4/1/2036	41	40
	Occidental Petroleum Corp.	6.450%	9/15/2036	70	75
	ONEOK Partners LP	6.650%	10/1/2036	26	28
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	21	21
	Plains All American Pipeline LP	5.600%	1/15/2036	41	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schlumberger Investment SA	5.150%	5/7/2036	41	41
	Shell Finance US Inc.	4.750%	1/6/2036	41	40
	Targa Resources Corp.	5.650%	2/15/2036	26	26
	Targa Resources Corp.	5.400%	7/30/2036	45	45
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	31	30
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	22	23
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	41	41
	Valero Energy Corp.	5.150%	3/10/2036	35	35
	Western Midstream Operating LP	5.700%	7/1/2036	29	29
	Williams Cos. Inc.	5.150%	3/15/2036	51	50
					995
Financials (26.9%)
	AEGON Funding Co. LLC	5.625%	5/7/2036	21	21
	Aflac Inc.	5.150%	5/14/2036	21	21
	Apollo Global Management Inc.	5.700%	3/30/2036	30	30
	Arch Capital Group Ltd.	5.250%	6/15/2036	25	25
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	40	39
	Banco Santander SA	5.437%	4/15/2036	41	41
	Bank of America Corp.	5.045%	2/6/2037	154	152
	Bank of America Corp.	5.489%	4/23/2037	122	122
[2]	Bank of America NA	6.000%	10/15/2036	49	52
[2]	Bank of Montreal	5.298%	6/2/2037	51	51
	Bank of New York Mellon Corp.	5.085%	4/23/2037	30	30
	Barclays plc	5.207%	2/24/2037	62	60
	Barclays plc	5.586%	6/26/2037	72	72
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	25	24
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	35	34
	Brookfield Finance Inc.	5.330%	1/15/2036	26	26
	Capital One Financial Corp.	5.399%	1/30/2037	62	61
	Charles Schwab Corp.	5.493%	5/21/2037	51	52
	Chubb INA Holdings LLC	5.300%	5/20/2036	41	41
	Citigroup Inc.	6.125%	8/25/2036	24	25
	Cooperatieve Rabobank UA	5.119%	6/9/2036	25	25
	Fifth Third Bancorp	5.141%	1/29/2037	41	40
	Goldman Sachs Group Inc.	6.450%	5/1/2036	28	30
	Goldman Sachs Group Inc.	5.065%	1/21/2037	185	181
	Goldman Sachs Group Inc.	5.425%	6/3/2037	103	103
	HSBC Holdings plc	6.500%	5/2/2036	50	54
[2]	HSBC Holdings plc	6.500%	5/2/2036	25	26
	HSBC Holdings plc	5.279%	3/10/2037	114	113
	ING Groep NV	5.420%	3/23/2037	60	60
	Jefferies Financial Group Inc.	5.500%	2/15/2036	62	60
	JPMorgan Chase & Co.	4.898%	1/22/2037	112	109
	JPMorgan Chase & Co.	5.193%	2/5/2037	114	112
	JPMorgan Chase & Co.	5.148%	4/23/2037	136	135
	KeyCorp	5.305%	1/28/2037	31	31
	Loews Corp.	4.940%	4/1/2036	21	21
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	25	25
	Mastercard Inc.	5.000%	6/8/2036	31	31
	Mercury General Corp.	6.250%	6/15/2036	21	21
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	64	63
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	59	59
	Mizuho Financial Group Inc.	5.050%	5/12/2037	33	32
	Morgan Stanley	5.073%	1/30/2037	164	160
	Morgan Stanley	5.296%	4/10/2037	154	153
	Nomura Holdings Inc.	5.545%	7/14/2036	42	42
	Old Republic International Corp.	5.700%	6/1/2036	29	29
	PayPal Holdings Inc.	5.550%	6/1/2036	21	21
	Principal Financial Group Inc.	6.050%	10/15/2036	21	22
	Progressive Corp.	5.150%	3/26/2036	41	41
[2]	Prudential Financial Inc.	5.700%	12/14/2036	31	32
	Santander Holdings USA Inc.	5.701%	6/5/2037	31	31
	State Street Corp.	5.094%	4/24/2037	29	29
[1]	Sumisho Air Lease Corp.	5.500%	3/24/2036	21	21
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	49	48
	TPG Operating Group II LP	5.375%	1/15/2036	20	19
[2]	Truist Financial Corp.	5.281%	4/23/2037	41	41
	US Bancorp	5.033%	1/26/2037	41	40
	Visa Inc.	4.700%	2/12/2036	27	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.960%	1/23/2037	144	141
	Wells Fargo Bank NA	5.950%	8/26/2036	24	25
	Western Union Co.	6.200%	11/17/2036	21	22
					3,254
Health Care (9.3%)
	Abbott Laboratories	4.650%	3/15/2036	154	150
	Abbott Laboratories	4.750%	11/30/2036	68	66
	AbbVie Inc.	4.750%	3/15/2036	58	57
	AbbVie Inc.	4.300%	5/14/2036	45	43
	Aetna Inc.	6.625%	6/15/2036	30	33
	Amgen Inc.	4.850%	2/19/2036	72	71
	AstraZeneca Finance LLC	4.600%	3/2/2036	32	31
	Augusta SpinCo Corp.	5.245%	3/23/2036	31	31
	Cencora Inc.	4.900%	2/13/2036	41	40
	Cigna Group	5.250%	1/15/2036	62	62
	Elevance Health Inc.	5.000%	1/15/2036	41	40
	Eli Lilly & Co.	4.850%	5/20/2036	62	61
	Gilead Sciences Inc.	4.000%	9/1/2036	31	28
	HCA Inc.	5.300%	5/15/2036	51	51
	Johnson & Johnson	3.550%	3/1/2036	35	32
	Merck & Co. Inc.	5.200%	5/22/2036	62	63
	Novartis Capital Corp.	4.900%	3/18/2036	92	91
	Pfizer Inc.	4.000%	12/15/2036	44	40
	Quest Diagnostics Inc.	5.000%	6/30/2036	21	21
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	53	52
	UnitedHealth Group Inc.	5.800%	3/15/2036	36	38
	Wyeth LLC	6.000%	2/15/2036	21	22
					1,123
Industrials (5.6%)
	Amphenol Corp.	4.625%	2/15/2036	66	64
	Eaton Corp.	4.800%	3/6/2036	80	79
[1]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	42	41
	Flowserve Corp.	5.700%	5/15/2036	21	21
	Fortive Corp.	5.250%	5/15/2036	21	21
	GE Vernova Inc.	4.875%	2/4/2036	41	40
	General Electric Co.	4.900%	1/29/2036	41	41
[1]	Honeywell Aerospace Inc.	4.950%	3/16/2036	133	131
	Howmet Aerospace Inc.	4.750%	4/15/2036	21	20
	Jacobs Solutions Inc.	5.375%	3/3/2036	21	21
	Lockheed Martin Corp.	4.500%	5/15/2036	21	20
[2]	Lockheed Martin Corp.	6.150%	9/1/2036	21	23
	Republic Services Inc.	5.000%	7/15/2036	21	21
	Textron Inc.	4.950%	3/15/2036	22	21
	Tyco Electronics Group SA	4.875%	2/9/2036	23	23
	Union Pacific Corp.	2.891%	4/6/2036	26	22
	Vertiv Holdings Co.	4.850%	3/15/2036	25	24
	Waste Connections Inc.	4.800%	7/15/2036	24	23
	Xylem Inc.	5.450%	6/1/2036	21	21
					677
Materials (4.4%)
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	31	30
	ArcelorMittal SA	5.375%	5/19/2036	41	40
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	21	21
	Cemex SAB de CV	5.750%	6/5/2036	62	62
	CRH America Finance Inc.	5.000%	2/9/2036	41	40
	Dow Chemical Co.	5.650%	3/15/2036	26	26
	Eagle Materials Inc.	5.000%	3/15/2036	31	30
	Ecolab Inc.	5.350%	6/15/2036	57	58
	LYB International Finance III LLC	5.875%	1/15/2036	42	42
	Nutrien Ltd.	5.350%	5/29/2036	21	21
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	30	30
	Southern Copper Corp.	5.350%	6/24/2036	51	51
	Suzano Netherlands BV	5.500%	1/15/2036	41	40
	Vale Overseas Ltd.	6.875%	11/21/2036	35	39
					530
Real Estate (1.5%)
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	29	29
	Camden Property Trust	4.900%	2/28/2036	24	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBRE Services Inc.	5.250%	6/1/2036	31	31
	GLP Capital LP	5.625%	3/1/2036	33	32
	Kimco Realty OP LLC	5.300%	2/1/2036	20	20
	Prologis LP	4.900%	6/15/2036	31	30
	Ventas Realty LP	5.000%	2/15/2036	21	21
					186
Technology (12.5%)
	Apple Inc.	4.500%	2/23/2036	37	37
	Automatic Data Processing Inc.	5.000%	5/7/2036	41	41
	Broadcom Inc.	4.950%	1/15/2036	57	56
	Broadcom Inc.	4.800%	2/15/2036	88	85
[1]	Broadcom Inc.	3.187%	11/15/2036	116	97
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	21	21
	Dell International LLC	5.100%	2/15/2036	51	50
	Dell International LLC	8.100%	7/15/2036	41	49
	Hubbell Inc.	5.150%	6/15/2036	29	29
	Intel Corp.	5.300%	5/15/2036	92	91
	International Business Machines Corp.	4.950%	2/3/2036	38	37
	Intuit Inc.	5.500%	6/15/2036	41	41
	Leidos Inc.	5.000%	3/15/2036	33	32
	Marvell Technology Inc.	5.300%	4/15/2036	41	41
	Microsoft Corp.	3.450%	8/8/2036	76	68
[1]	Mobility Global Inc.	6.050%	6/15/2036	29	29
	MSCI Inc.	5.150%	3/15/2036	21	20
	NVIDIA Corp.	4.950%	6/15/2036	164	163
	Oracle Corp.	5.700%	2/4/2036	205	199
	Oracle Corp.	3.850%	7/15/2036	55	46
	Salesforce Inc.	5.550%	3/15/2036	185	184
	ServiceNow Inc.	5.400%	5/15/2036	51	51
	Sony Group Corp.	5.089%	6/30/2036	21	21
	Verisk Analytics Inc.	5.125%	3/15/2036	21	20
					1,508
Utilities (9.5%)
[2]	AEP Texas Inc.	5.200%	4/15/2036	31	30
	AEP Transmission Co. LLC	5.250%	6/1/2036	28	28
	American Water Capital Corp.	5.200%	4/1/2036	29	29
	Arizona Public Service Co.	5.100%	3/15/2036	25	25
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	68	72
[2]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	33	32
	Constellation Energy Generation LLC	5.300%	6/1/2036	35	35
	Consumers Energy Co.	5.125%	5/1/2036	35	35
	Dominion Energy Inc.	5.350%	6/15/2036	35	35
[2]	DTE Electric Co.	4.850%	3/1/2036	33	32
	Duke Energy Carolinas LLC	5.150%	6/15/2036	38	38
[2]	Duke Energy Indiana LLC	4.950%	3/15/2036	25	25
	Entergy Arkansas LLC	4.950%	1/15/2036	21	21
	Entergy Louisiana LLC	4.900%	4/15/2036	36	35
	Entergy Mississippi LLC	5.050%	4/15/2036	23	23
	Essential Utilities Inc.	5.125%	3/15/2036	22	22
	Exelon Corp.	4.950%	3/15/2036	31	30
	Florida Power & Light Co.	4.700%	2/15/2036	17	16
	Florida Power & Light Co.	5.125%	6/1/2036	33	33
	Iberdrola International BV	6.750%	7/15/2036	19	21
	Jersey Central Power & Light Co.	5.150%	1/15/2036	21	21
	National Fuel Gas Co.	5.500%	5/15/2036	21	21
	National Grid plc	5.405%	6/9/2036	31	31
	NiSource Inc.	5.300%	5/18/2036	31	31
	Northern States Power Co.	4.850%	5/15/2036	29	28
	Pacific Gas & Electric Co.	5.200%	5/1/2036	40	39
	Pacific Gas & Electric Co.	5.600%	8/15/2036	33	33
	PacifiCorp	5.800%	4/15/2036	34	35
	Public Service Co. of Colorado	5.050%	6/15/2036	23	23
	Public Service Co. of Oklahoma	5.450%	1/15/2036	33	33
[2]	San Diego Gas & Electric Co.	5.200%	3/15/2036	25	25
	Sempra	5.250%	3/15/2036	33	32
	Southern Co.	4.250%	7/1/2036	21	19
	Southwestern Electric Power Co.	5.200%	4/1/2036	23	23
[2]	Virginia Electric & Power Co.	6.000%	1/15/2036	19	20
	Virginia Electric & Power Co.	4.950%	3/15/2036	56	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Vistra Operations Co. LLC	5.550%	4/30/2036	61	61
					1,147
Total Corporate Bonds (Cost $11,835)					11,869
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3]	Vanguard Market Liquidity Fund (Cost $13)	3.682%		133	13
Total Investments (98.2%) (Cost $11,848)					11,882
Other Assets and Liabilities—Net (1.8%)					215
Net Assets (100%)					12,097

Cost is in $000.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $733, representing 6.1% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	11,869	—	11,869
Temporary Cash Investments	13	—	—	13
Total	13	11,869	—	11,882